AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2021
Disclosure of auditors' remuneration [Abstract]
AUDITORS' REMUNERATION
NOTE 12: AUDITORS’ REMUNERATION
Fees payable to the Company’s auditors[1] by the Group are as follows:

	2021	2020	2019
	£m	£m	£m
Fees payable for the:
– audit of the Company's current year Annual report	1.8	1.7	1.5
– audits of the Company's subsidiaries	23.7	22.4	20.2
– total audit fees in respect of the statutory audit of Group entities[2]	25.5	24.1	21.7
– services normally provided in connection with statutory and regulatory filings or engagements	4.8	3.7	3.5
Total audit fees[3]	30.3	27.8	25.2

Other audit-related fees[3]	0.5	0.5	1.0
All other fees[3]	1.2	0.9	0.7
Total non-audit services[4]	1.7	1.4	1.7
Total fees payable to the Company’s auditors by the Group	32.0	29.2	26.9
1Deloitte LLP became the Group's statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.
2As defined by the Financial Reporting Council (FRC).
3As defined by the Securities and Exchange Commission (SEC).
4As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £6.5 million in 2021 (2020: £5.1 million; 2019: £5.2 million).
The following types of services are included in the categories listed above:
Audit fees: This category includes fees in respect of the audit of the Group’s annual financial statements and other services in connection with regulatory filings. Other services supplied pursuant to legislation relate primarily to costs incurred in connection with client asset assurance and with the Sarbanes-Oxley Act requirements associated with the audit of the Group’s financial statements filed on its Form 20-F.
Other audit-related fees: This category includes fees in respect of services for assurance and related services that are reasonably related to the performance of the audit or review of the financial statements, for example acting as reporting accountants in respect of debt prospectuses required by the Listing Rules.
All other fees: This category includes other assurance services not related to the performance of the audit or review of the financial statements, for example, the review of controls operated by the Group on behalf of a third party. The auditors are not engaged to provide tax services.
It is the Group’s policy to use the auditors only on assignments in cases where their knowledge of the Group means that it is neither efficient nor cost effective to employ another firm of accountants.
The Group has procedures that are designed to ensure auditor independence, including prohibiting certain non-audit services. All audit and non-audit assignments must be pre-approved by the Audit Committee on an individual engagement basis; for certain types of non-audit engagements where the fee is ‘de minimis’ the Audit Committee has pre-approved all assignments subject to confirmation by management. On a quarterly basis, the Audit Committee receives and reviews a report detailing all pre-approved services and amounts paid to the auditors for such pre-approved services.
During the year, the auditors[1] also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2021	2020	2019
	£m	£m	£m
Audits of Group pension schemes	0.4	0.1	0.1
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group	0.3	0.4	0.4
Reviews of the financial position of corporate and other borrowers	0.3	1.4	0.2
1Deloitte LLP became the Group's statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.